Subsequent Events	9 Months Ended
Jan. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 10. Subsequent Events

On February 28, 2015, the Company entered into amendments to the convertible promissory notes issued on December 1, 2014. The amendments extended the maturity dates of the convertible promissory notes to April 1, 2015 (see Note 5).

On March 13, 2015, the Company entered into a 2015 Securities Purchase Agreement (the "2015 Securities Purchase Agreement") with Battery Ventures IX, L.P. and Battery Investment Partners IX, LLC (collectively, "Battery"), New Enterprise Associates 14, Limited Partnership ("NEA"), Joel Ackerman, Chief Executive Officer and a director of the Company ("Ackerman"), Dr. Ronnie Morris, President and a director of the Company ("Morris"), Daniel Mendelson, a director of the Company ("Mendelson") and certain other investors (collectively with Battery, NEA, Ackerman, Morris and Mendelson, the "Investors"), for the sale to the Investors of units, each unit consisting of one share of the Company's Common Stock, par value $0.001 per share (the "Common Stock"), and a warrant to buy 0.55 shares of Common Stock at $0.48 per share (the "Warrants"), at a purchase price of $0.40 per unit, for an aggregate of approximately $14,000,000. The Warrants expire five years after the closing date. As part of the $14 million transaction, Ackerman and Morris converted convertible promissory notes dated December 1, 2014 in the principal amounts of $1 million each, plus accrued interest, into the units at a 5% discount, pursuant to the terms of the convertible promissory notes.

The Investors have the right to require the Company to repurchase the purchased shares (the "Put Option") for cash for $0.40 per share upon a change of control or sale or exclusive license of substantially all of the Company's assets only if approved by the Company's board of directors. The Put Option will terminate upon the achievement of certain financial and other milestones.

The Investors have certain participation rights with respect to future financings of the Company, and have certain voting rights with respect to certain specified Company corporate actions, including the liquidation or dissolution of the Company; certain share repurchases by the Company; and mergers and consolidations by the Company below a stated sale price threshold. The Company covenanted to register the resale of the shares of Common Stock to be issued to the Investors and the shares of Common Stock issuable upon exercise of the Warrants pursuant to a 2015 Amended and Restated Registration Rights Agreement, to pay certain liquidated damages if the Company fails to file such registration statement by a certain deadline, and to have it declared effective by a certain deadline or keep it effective for a certain period of time.

The issuance of the shares of Common Stock resulted in the Company issuing an additional  2,264,450 shares of Common Stock to investors who purchased shares of Common Stock pursuant to a Securities Purchase Agreement dated as of March 24, 2011 (the "2011 Securities Purchase Agreement") due to contractual anti-dilution provisions in that 2011 Securities Purchase Agreement. The Company also amended and restated the 2011 Securities Purchase Agreement to eliminate these anti-dilution provisions going forward, and conform aspects of the put option in that 2011 Securities Purchase Agreement to terms of the Put Option in the 2015 Securities Purchase Agreement. The Company also issued an additional 1,583,335 warrants to its investors under the 2011 Warrant Agreements under the Securities Purchase Agreement and had its investors agree on certain amendments of the warrants to eliminate the anti-dilution rights for future transactions, by extending the term of the warrants  by one year, and revising the exercise price to $0.40.

The Company and its investors have  amended and restated its Securities Purchase Agreement dated January 28, 2013 (the "2013 Securities Purchase Agreement") to conform aspects of the put option in that 2013 Securities Purchase Agreement to the Put Option in the 2015 Securities Purchase Agreement. The Company issued an additional 1,209,001 warrants to investors under the 2013 Warrant Agreements under the Securities Purchase Agreement and had its investors agree on certain amendments of these warrants issued in connection with the 2013 Securities Purchase Agreement to eliminate the antidilution rights for future transactions, by extending the term of the warrant  by one year, revising the exercise price to $0.40.